Cover	Jan. 08, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 08, 2025
Entity File Number	000-53676
Entity Registrant Name	Lode-Star Mining, Inc.
Entity Central Index Key	0001319643
Entity Tax Identification Number	47-4347638
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13529 Skinner Road
Entity Address, Address Line Two	Suite N
Entity Address, City or Town	Cypress
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77429
City Area Code	(832)
Local Phone Number	371-6531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false